Royalty, Stream and Other Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 207,923
Property, plant and equipment at end of period	314,783	$ 207,923
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	222,905	76,086
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	119,927	146,819
Property, plant and equipment at end of period	342,832	222,905
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(14,982)	(7,113)
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	(13,067)	(7,869)
Property, plant and equipment at end of period	(28,049)	(14,982)
Stream interests
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	96,953
Property, plant and equipment at end of period	131,047	96,953
Stream interests | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	111,097	76,086
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	45,295	35,011
Property, plant and equipment at end of period	156,392	111,097
Stream interests | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(14,144)	(7,113)
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	(11,201)	(7,031)
Property, plant and equipment at end of period	(25,345)	(14,144)
Stream interests | Blyvoor Gold Stream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	37,000
Property, plant and equipment at end of period	36,963	37,000
Stream interests | Blyvoor Gold Stream | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	37,000	37,000
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	0	0
Property, plant and equipment at end of period	37,000	37,000
Stream interests | Blyvoor Gold Stream | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	(37)	0
Property, plant and equipment at end of period	(37)	0
Stream interests | Woodlawn Silver Stream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	18,598
Property, plant and equipment at end of period	18,598	18,598
Stream interests | Woodlawn Silver Stream | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	19,000	19,000
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	0	0
Property, plant and equipment at end of period	19,000	19,000
Stream interests | Woodlawn Silver Stream | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(402)	(35)
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	0	(367)
Property, plant and equipment at end of period	(402)	(402)
Stream interests | Mercedes and South Arturo Silver Stream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10,427
Property, plant and equipment at end of period	0	10,427
Stream interests | Mercedes and South Arturo Silver Stream | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	20,086	20,086
Increase (decrease) through transfers, property, plant and equipment	(20,086)
Additions other than through business combinations, property, plant and equipment	0	0
Property, plant and equipment at end of period	0	20,086
Stream interests | Mercedes and South Arturo Silver Stream | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(9,659)	(7,078)
Increase (decrease) through transfers, property, plant and equipment	10,925
Depreciation, property, plant and equipment	(1,266)	(2,581)
Property, plant and equipment at end of period	0	(9,659)
Stream interests | Mercedes Gold and Silver Stream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	16,677
Stream interests | Mercedes Gold and Silver Stream | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Increase (decrease) through transfers, property, plant and equipment	19,043
Additions other than through business combinations, property, plant and equipment	12,735
Property, plant and equipment at end of period	31,778	0
Stream interests | Mercedes Gold and Silver Stream | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Increase (decrease) through transfers, property, plant and equipment	(10,358)
Depreciation, property, plant and equipment	(4,743)
Property, plant and equipment at end of period	(15,101)	0
Stream interests | South Arturo Silver Stream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	473
Stream interests | South Arturo Silver Stream | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Increase (decrease) through transfers, property, plant and equipment	1,043
Additions other than through business combinations, property, plant and equipment	0
Property, plant and equipment at end of period	1,043	0
Stream interests | South Arturo Silver Stream | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Increase (decrease) through transfers, property, plant and equipment	(567)
Depreciation, property, plant and equipment	(3)
Property, plant and equipment at end of period	(570)	0
Stream interests | Bonikro Gold Stream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	30,928
Property, plant and equipment at end of period	25,776	30,928
Stream interests | Bonikro Gold Stream | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	35,011	0
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	0	35,011
Property, plant and equipment at end of period	35,011	35,011
Stream interests | Bonikro Gold Stream | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,083)	0
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	(5,152)	(4,083)
Property, plant and equipment at end of period	(9,235)	(4,083)
Stream interests | Greenstone Gold Stream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	13,622
Stream interests | Greenstone Gold Stream | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	13,622
Property, plant and equipment at end of period	13,622	0
Stream interests | Greenstone Gold Stream | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	0
Property, plant and equipment at end of period	0	0
Stream interests | Platreef Gold Stream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	18,938
Stream interests | Platreef Gold Stream | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	18,938
Property, plant and equipment at end of period	18,938	0
Stream interests | Platreef Gold Stream | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	0
Property, plant and equipment at end of period	0	0
Royalty and other interests
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	110,970
Property, plant and equipment at end of period	183,736	110,970
Royalty and other interests | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	111,808	0
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	74,632	111,808
Property, plant and equipment at end of period	186,440	111,808
Royalty and other interests | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(838)	0
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	(1,866)	(838)
Property, plant and equipment at end of period	(2,704)	(838)
Royalty and other interests | RDM Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,118
Property, plant and equipment at end of period	4,569	5,118
Royalty and other interests | RDM Gold Royalty | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,817	0
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	0	5,817
Property, plant and equipment at end of period	5,817	5,817
Royalty and other interests | RDM Gold Royalty | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(699)	0
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	(549)	(699)
Property, plant and equipment at end of period	(1,248)	(699)
Royalty and other interests | Gualcamayo Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	39,634
Property, plant and equipment at end of period	39,634	39,634
Royalty and other interests | Gualcamayo Gold Royalty | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	39,634	0
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	0	39,634
Property, plant and equipment at end of period	39,634	39,634
Royalty and other interests | Gualcamayo Gold Royalty | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	0	0
Property, plant and equipment at end of period	0	0
Royalty and other interests | Suruca Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,512
Property, plant and equipment at end of period	12,512	12,512
Royalty and other interests | Suruca Gold Royalty | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,512	0
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	0	12,512
Property, plant and equipment at end of period	12,512	12,512
Royalty and other interests | Suruca Gold Royalty | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	0	0
Property, plant and equipment at end of period	0	0
Royalty and other interests | Troilus Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,575
Property, plant and equipment at end of period	8,575	8,575
Royalty and other interests | Troilus Gold Royalty | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,575	0
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	0	8,575
Property, plant and equipment at end of period	8,575	8,575
Royalty and other interests | Troilus Gold Royalty | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	0	0
Property, plant and equipment at end of period	0	0
Royalty and other interests | Moss Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,947
Property, plant and equipment at end of period	8,557	8,947
Royalty and other interests | Moss Gold Royalty | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,086	0
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	0	9,086
Property, plant and equipment at end of period	9,086	9,086
Royalty and other interests | Moss Gold Royalty | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(139)	0
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	(390)	(139)
Property, plant and equipment at end of period	(529)	(139)
Royalty and other interests | Robertson Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	34,665
Property, plant and equipment at end of period	34,665	34,665
Royalty and other interests | Robertson Gold Royalty | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	34,665	0
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	0	34,665
Property, plant and equipment at end of period	34,665	34,665
Royalty and other interests | Robertson Gold Royalty | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	0	0
Property, plant and equipment at end of period	0	0
Royalty and other interests | Blackwater Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,519
Property, plant and equipment at end of period	3,067	1,519
Royalty and other interests | Blackwater Gold Royalty | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,519	0
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	1,548	1,519
Property, plant and equipment at end of period	3,067	1,519
Royalty and other interests | Blackwater Gold Royalty | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	0	0
Property, plant and equipment at end of period	0	0
Royalty and other interests | Caserones Copper Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	72,157
Royalty and other interests | Caserones Copper Royalty | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Increase (decrease) through transfers, property, plant and equipment	0
Additions other than through business combinations, property, plant and equipment	73,084
Property, plant and equipment at end of period	73,084	0
Royalty and other interests | Caserones Copper Royalty | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Increase (decrease) through transfers, property, plant and equipment	0
Depreciation, property, plant and equipment	(927)
Property, plant and equipment at end of period	$ (927)	$ 0